Schedule of Investments (unaudited) June 30, 2019	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 16.8%
Applied Materials Inc.	1,351,656	$60,702,871
ASML Holding NV, NYS(a)	184,605	38,384,918
Entegris Inc.	341,825	12,756,909
KLA-Tencor Corp.	407,678	48,187,540
Lam Research Corp.	299,499	56,257,892
MKS Instruments Inc.	137,113	10,679,731
Teradyne Inc.	432,336	20,713,218

		247,683,079

Semiconductors — 82.9%
Advanced Micro Devices Inc.(b)	1,907,900	57,942,923
Analog Devices Inc.	541,250	61,090,887
Broadcom Inc.	415,638	119,645,555
Cree Inc.(a)(b)	265,483	14,914,835
Cypress Semiconductor Corp.	921,421	20,492,403
Inphi Corp.(a)(b)	114,151	5,718,965
Intel Corp.	2,374,911	113,686,990
Marvell Technology Group Ltd.	1,662,542	39,684,878
Maxim Integrated Products Inc.	687,177	41,106,928
Microchip Technology Inc.	600,156	52,033,525
Micron Technology Inc.(b)	1,603,666	61,885,471
Monolithic Power Systems Inc.	108,609	14,746,930
NVIDIA Corp.	772,118	126,804,939
NXP Semiconductors NV	593,189	57,901,178
ON Semiconductor Corp.(a)(b)	1,040,290	21,024,261
Qorvo Inc.(b)	300,548	20,019,502
QUALCOMM Inc.	1,565,266	119,069,785
Silicon Laboratories Inc.(a)(b)	109,324	11,304,102
Silicon Motion Technology Corp., ADR	91,929	4,079,809
Skyworks Solutions Inc.	435,610	33,659,585

Security	Shares	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,363,638	$53,413,700
Texas Instruments Inc.	1,002,698	115,069,622
Xilinx Inc.	511,148	60,274,572

		1,225,571,345

Total Common Stocks — 99.7% (Cost: $1,582,965,245)		1,473,254,424

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	23,376,652	23,388,341
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,653,787	1,653,787

		25,042,128

Total Short -Term Investments — 1.7% (Cost: $25,038,073)		25,042,128

Total Investments in Securities — 101.4% (Cost: $1,608,003,318)		1,498,296,552

Other Assets, Less Liabilities — (1.4)%		(20,770,190)

Net Assets — 100.0%		$1,477,526,362

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	52,540,232	(29,163,580)	23,376,652	$23,388,341	$24,085	(a)	$14,205	$(9,017)
BlackRock Cash Funds: Treasury, SL Agency Shares	625,188	1,028,599	1,653,787	1,653,787	6,059		—	—

				$25,042,128	$30,144		$14,205	$(9,017)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® PHLX Semiconductor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,473,254,424	$—	$—	$1,473,254,424
Money Market Funds	25,042,128	—	—	25,042,128

	$1,498,296,552	$—	$—	$1,498,296,552

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NYS	New York Registered Shares

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